Share-Based Payments - Bud Apac Share-Based Compaensation Program (Detail) Unit_pure in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure Of Share Based Compaensation Program [Line Items]
Fair value of options granted	$ 11.79	$ 11.79	$ 16.92	$ 19.94
Restricted Stock Units [member]
Disclosure Of Share Based Compaensation Program [Line Items]
Share-based compensation grant date fair value		5.5	2.3	0.7
Share-based compensation grant date fair value	$ 153,000,000	$ 153,000,000	$ 158,000,000
Budweiser APAC [Member] | Long Term Incentive Stock Option Plan [member]
Disclosure Of Share Based Compaensation Program [Line Items]
Number of shares granted	9.0
Fair value of options granted	$ 10,000,000	$ 10,000,000
Budweiser APAC [Member] | Restricted Stock Units [member]
Disclosure Of Share Based Compaensation Program [Line Items]
Share-based compensation grant date fair value		4.0
Share-based compensation grant date fair value	$ 13,000,000	$ 13,000,000